LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Merger Related Financing (Details) - Float Rate Notes - USD ($)	Aug. 08, 2018	Jun. 25, 2018
Debt Instrument [Line Items]
Face amount of debt instrument		$ 750,000,000.0
Debt issuance price, percentage	99.50%	99.50%